TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Disclosure of detailed information about trade payables [Table Text Block]
	December 31,
	2023	2022

Open accounts in Israel	$3,686	$9,113
Open accounts abroad	5,537	6,199

	$9,223	$15,312